Income and expenses - Financial income (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Financial income [line items]
Foreign currency exchange gains	€ 1,668	€ 955		€ 3,047
Other finance income	784	422		580
Total	€ 2,452	€ 1,377	[1]	€ 3,627

[1]	* The year 2019 has been restated to reflect the final accounting of the business combination with Engimplan. See additional information in Notes 2 and 4.